Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 13. Subsequent Events
In preparing the condensed consolidated financial statements as of March 31, 2021 and 2020, the Company has evaluated subsequent events through May 18, 2021, which is the date the condensed consolidated financial statements were issued.
NFL License Agreement
On April 1, 2021, the Company announced a new multi-year strategic partnership with NFL Enterprises LLC (“NFL”) (the “License Agreement”). Under the terms of the License Agreement, the Company obtains the right to serve as the worldwide exclusive distributor of NFL official data to the global regulated sports betting market, the worldwide exclusive distributor of NFL official data to the global media market, the NFL’s exclusive international distributor of live digital video to the regulated sports betting market (outside of the United States where permitted), and the NFL’s exclusive sports betting and i-gaming advertising partner. The License Agreement contemplates a six-year
period (the “Term”), with an initial four-year period commencing April 1, 2021 and years five and six renewable by NFL in one year increments. Pursuant to the License Agreement, Genius Sports Limited, formerly known as Galileo NewCo Limited, will issue to NFL an aggregate of up to 22,500,000 warrants, with each warrant entitling NFL to purchase one ordinary share of Genius Sports Limited for an exercise price of $0.01 per warrant share. The warrants will be subject to vesting over the six-year
Term.
dMY Technology Group, Inc. II Merger
On October 27, 2020, dMY Technology Group, Inc. II (“dMY”) (NYSE: DMYD), a special purpose acquisition company sponsored by dMY Sponsor II, LLC, entered into a definitive business combination agreement pursuant to which the Company and dMY II will merge (the “Transaction”). On April 16, 2021, at a special meeting of stockholders, dMY stockholders approved the proposed Transaction. The Transaction was consummated on April 20, 2021. As a result of the Transaction, shareholders of the Company and dMY exchanged their shares for shares in a new combined company, Genius Sports Limited, formerly known as Galileo NewCo Limited, which became publicly listed on the New York Stock Exchange.

FanHub Acquisition
On May 3, 2021, the Company announced that it has agreed to acquire FanHub Media Holdings Pty Ltd (“FanHub”), a leading provider of free-to-play
(F2P) games and fan engagement solutions. FanHub provides a suite of technology solutions built around three core service offerings: games, betting and social activation. This transaction is expected to close in the second quarter of 2021.
Second Spectrum Acquisition
On May 6, 2021, the Company announced that it has entered into a definitive agreement to acquire Second Spectrum Inc., a leading provider of cutting-edge data tracking and visualization solutions for $200 million, subject to customary adjustments. The purchase price will be paid at closing in cash and shares of Genius Sports Limited common stock. Second Spectrum is a world-leading and fully integrated sports AI provider, offering tracking, analytics and data visualization services. This transaction is expected to close in the second quarter of 2021.

Note 20. Subsequent Events
In preparing the consolidated financial statements as of December 31, 2020 and 2019 (Successor), the Company has evaluated subsequent events through April 16, 2021, which is the date the consolidated financial statements were issued.
NFL License Agreement
On April 1, 2021, the Company announced a new multi-year strategic partnership with NFL Enterprises LLC (“NFL”) (the “License Agreement”). Under the terms of the License Agreement, the Company obtains the right to serve as the worldwide exclusive distributor of NFL official data to the global regulated sports betting market, the worldwide exclusive distributor of NFL official data to the global media market, the NFL’s exclusive international distributor of live digital video to the regulated sports betting market (outside of the United States where permitted), and the NFL’s exclusive sports betting and
i-gaming
advertising partner. The License Agreement contemplates a six-year period (the “Term”), with an initial four-year period commencing April 1, 2021 and years five and six renewable by NFL in one year increments. Pursuant to the License Agreement, Genius Sports Limited, formerly known as Galileo NewCo Limited, will issue to NFL an aggregate of up to 22,500,000 warrants, with each warrant entitling NFL to purchase one ordinary share of Genius Sports Limited for an exercise price of $0.01 per warrant share. The warrants will be subject to vesting over the six-year Term.
dMY Technology Group, Inc. II Merger
On October 27, 2020, dMY Technology Group, Inc. II (“dMY”) (NYSE: DMYD), a special purpose acquisition company sponsored by dMY Sponsor II, LLC, entered into a definitive business combination agreement pursuant to which the Company and dMY II will merge (the “Transaction”). On April 16, 2021, at a special meeting of stockholders, dMY stockholders approved the proposed Transaction. The Transaction was consummated on April 20, 2021. As a result of the Transaction, shareholders of the Company and dMY exchanged their shares for shares in a new combined company, Genius Sports Limited, which became publicly listed on the New York Stock Exchange.